Fair Value Measurement - Additional Information (Details)	Jun. 30, 2021 USD ($) $ / shares	Mar. 31, 2021 $ / shares	Jan. 22, 2021 USD ($)	Jan. 20, 2021 USD ($) $ / shares
Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant expiration term			5 years
Warrants derivative liability	$ 12,600,000		$ 16,290,000
Share price | $ / shares	$ 1.40	$ 1.40		$ 11.16
Private Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants derivative liability	$ 7,700,000			$ 10,000,000.0
Public Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants derivative liability	$ 12,600,000			$ 16,300,000
Until Close of Business Combination
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant expiration term	6 months
Subsequent to Business Combination
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant expiration term	5 years
Expected Dividend Rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Private placement warrants and public warrants, measurement input	0